Flight Equipment Spare Parts	12 Months Ended
Dec. 31, 2017
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Flight Equipment Spare Parts
26	FLIGHT EQUIPMENT SPARE PARTS

	2017	2016
	RMB million	RMB million
Flight equipment spare parts	2,716	2,713
Less: provision for spare parts	(531)	(465)

	2,185	2,248

Movements in the Group’s provision for impairment of flight equipment spare parts were as follows:

	2017	2016
	RMB million	RMB million
At 1 January	465	541
Accrual (note 10)	112	10
Amount written off in relation to disposal of spare parts	(1)	(86)
Disposal of a subsidiary	(45)	—

At 31 December	531	465